Condensed Consolidated Statements of Operations (Quarterly Periods Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015	Dec. 31, 2014
REVENUES
Interest revenue	$ 512,792		$ 339,476		$ 1,789,701	$ 521,018
Other revenue	12,180		860		45,464	8,207
TOTAL REVENUES	524,972		340,336		1,835,165	529,225
OPERATING EXPENSES
Salaries and compensation	403,006		425,226		2,126,243	1,889,136
Other operating expenses	410,061		224,095		1,399,157	904,920
Consulting	145,587		176,964		1,013,690	871,228
Provision for credit losses	387,519		151,404		1,134,518	614,684
Advertising	47,824		89,979		950,905	459,804
Rent	54,687		73,503		244,621	250,744
Travel, meals and entertainment	36,128		28,789		129,351	376,101
Depreciation and amortization	1,916		3,823		14,124	15,054
TOTAL OPERATING EXPENSES	1,486,728		1,173,783		7,012,609	5,381,671
LOSS FROM OPERATIONS	(961,756)		(833,447)		(5,177,444)	(4,852,446)
OTHER INCOME (EXPENSE)
Interest expense			(141,119)		(527,921)	(558,257)
Miscellaneous income (expense)	5,077		244		7,167	8,949
TOTAL OTHER INCOME (EXPENSE)	5,077		(140,875)		(520,754)	(549,308)
NET LOSS	(956,679)		(974,322)		(5,698,198)	(5,401,754)
Dividends on preferred shares	(29,939)		(70,792)		(311,056)	(204,526)
Net loss attributable to common stockholders	$ (986,618)		$ (1,045,114)		$ (6,009,254)	$ (5,606,280)
Net loss attributable to common stock per share, basic and diluted *	$ (0.03)	[1]	$ (0.05)	[1]	$ (0.25)	$ (0.42)
Weighted average number of common shares outstanding, basic and diluted *	29,580,442	[1]	21,581,103	[1]	23,812,576	13,345,142

[1]	The condensed consolidated unaudited Financial Statements have been retroactively restated to reflect the 100-for-1 reverse split that occurred on June 17, 2015